Capital risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (398)	$ (66,015)
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	6	13
Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	402	565
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	12,140	1,540
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(12,946)	(68,133)
Level 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	6	13
Level 1 | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	6	13
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(404)	(66,028)
Level 2 | Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	402	565
Level 2 | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	12,140	1,540
Level 2 | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (12,946)	$ (68,133)